Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Property, And Equipment Estimated Useful Lives
Depreciation is recognized in profit or loss and is provided on a straight-line basis over the estimated useful life of the assets as follows:

Buildings	39 years
Building improvements	39 years
Furniture, equipment, and other	3-10 years
Right-of-use assets	Expected remaining lease term
Leasehold improvements	Remaining life of lease

Summary Of Financial Assets And Liabilities Classification Of IFRS 9
The following table summarizes the original measurement under IFRS 9 for each class of the Company’s financial assets and financial liabilities:

Financial assets	IFRS 9 Classification
Cash and restricted cash	FVTPL
Accounts and other receivables	Amortized cost
Notes receivable – Accucanna (note 10)	FVTPL
Notes receivable	Amortized cost
Investments	FVTPL

Financial liabilities
Accounts payable	Amortized cost
Accrued expenses	Amortized cost
Notes payable and accrued interest	Amortized cost
Contingent consideration payable	FVTPL
Derivative liabilities	FVTPL

Summary Of Amortisation Intangible Assets
The Company amortizes the following intangible assets over the following periods:

Customer relationships	5 years

Trademarks	1 to 10 years

Non-competition agreements	2 to 3 years

Know-how (trade secrets)	5 years